Bank Loans (Tables)	6 Months Ended
Mar. 31, 2023
Bank Loans [Abstract]
Schedule of Short-Term Borrowings	Short-term bank loans represent amounts due to various banks maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. Short-term borrowings consisted of the following:
	March 31, 2023	September 30, 2022
Agricultural Bank of China	$218,417	$-
Total	$218,417	$-

Schedule of Long-Term Bank Loans	Long-term bank loans consisted of the following:
	March 31, 2023	September 30, 2022
Wenzhou Minshang Bank	$-	$112,462
Wenzhou Minshang Bank	-	820,974
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) (1)	1,456,112	1,405,778
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) (2)	-	688,832
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) (3)	713,496	-
Wenzhou Minshang Bank (4)	1,237,696	-
Total	$3,407,304	$3,028,046
Less: Long-term bank loans - current portion	-	933,436
Long-term bank loans - non-current portion	$3,407,304	$2,094,610
(1)

On April 19, 2022, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $365,502 (RMB2,600,000) for a term from April 19, 2022 to March 28, 2025 at a fixed annual interest rate of 8.1%. WFOE guaranteed for the repayment of the loan. CEO and his family members also provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan. The Company has repaid $64,666 (RMB460,000) of principal as of September 30, 2022.

On September 14, 2022, the Company entered into two loan agreements with Longwan RCB to obtain in aggregated of $843,467 (RMB6,000,000) from September 14, 2022 to September 8, 2025 at a fixed annual interest rate of 5.45%. WFOE guaranteed for the repayment of the loans. CEO also provided personal guaranty for the repayment of the loans. The CEO with his wife pledged personal properties as collateral to secure the loans and provided personal guaranty for the repayment of the loans.

On September 15, 2022, the Company entered into two loan agreements with Longwan RCB to obtain in aggregated of $261,475 (RMB1,860,000) from September 15, 2022 to September 12, 2025 at a fixed annual interest rate of 8.1%. WFOE guaranteed for the repayment of the loans. CEO and his family members also provided personal guaranty for the repayment of the loans. CEO and his wife pledged their personal properties as collateral to secure the loans.

(2)	On January 24, 2022, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $688,832 (or RMB4,900,000) for a term from January 24, 2022 to January 20, 2023 at a fixed rate of 4.56% per annum. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The loan was fully repaid.

(3)

On January 16, 2023, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $713,496 (or RMB4,900,000) for a term from January 17, 2023 to January 16, 2026 at a fixed rate of 4.56% per annum. WFOE and CEO guaranteed for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan.

(4)

On February 15, 2023, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $1,237,696 (or RMB8,500,000) for a term from February 15, 2023 to February 15, 2028 at a fixed annual interest rate of 7.5%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan.

Schedule of Bank Loans	The repayment schedule for the bank loans are as follows:
Twelve months ending March 31,	Repayment
2024	$218,417
2025	384,414
2026	2,003,611
2027	145,611
2028	873,668
Total	$3,625,721